Risk Report - Credit Risk Management - IFRS 9 5 Model results - Parenthetical information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CRM IFRS 9 Model results [Abstract]
Group Provision for credit losses	€ 1,500	€ 1,200
Thereof in relation to Russia and Ukraine	51	114
Thereof in relation to Stage 1 and 2	33	204
Thereof in relation to Stage 3	1,500	1,000
Thereof in Corporate Bank	266	335
Thereof in Investment Bank	431	319
Thereof in Private Bank	783	€ 583
Overlay Related To Parameter Recalibrations Required Due To The New Definition Of Default Introduced In 2021	92
Impact Of Adopting The Basel Internal Ratings Based Approach For IFRS 9 ECL Purposes	€ 101